Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of financial liabilities activity by maturity

(in thousands of USD)	Bank loans	Other notes	Total
More than 5 years	330,491	—	330,491
Between 1 and 5 years	635,952	—	635,952
More than 1 year	966,443	—	966,443
Less than 1 year	119,119	—	119,119
At January 1, 2017	1,085,562	—	1,085,562

New loans	326,014	150,000	476,014
Scheduled repayments	(43,743)	—	(43,743)
Early repayments	(667,250)	—	(667,250)
Other changes	508	(2,381)	(1,873)
Balance at December 31, 2017	701,091	147,619	848,710

More than 5 years	157,180	—	157,180
Between 1 and 5 years	496,550	147,619	644,169
More than 1 year	653,730	147,619	801,349
Less than 1 year	47,361	—	47,361
Balance at December 31, 2017	701,091	147,619	848,710

	Bank loans	Convertible and other Notes	Total
More than 5 years	157,180	—	157,180
Between 1 and 5 years	496,550	147,619	644,169
More than 1 year	653,730	147,619	801,349
Less than 1 year	47,361	—	47,361
At January 1, 2018	701,091	147,619	848,710

New loans	973,550	—	973,550
Scheduled repayments	(84,493)	—	(84,493)
Early repayments (Note 24)	(825,691)	(205,710)	(1,031,401)
Acquisitions through business combinations (Note 24)	1,106,736	205,710	1,312,446

Other changes (Note 24)	(311,191)	547	(310,644)
Balance at December 31, 2018	1,560,002	148,166	1,708,168

More than 5 years	433,662	—	433,662
Between 1 and 5 years	987,803	148,166	1,135,969
More than 1 year	1,421,465	148,166	1,569,631
Less than 1 year	138,537	—	138,537
Balance at December 31, 2018	1,560,002	148,166	1,708,168
The following are the remaining contractual maturities of financial liabilities

	Contractual cash flows December 31, 2017
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 15)	848,710	1,009,508	83,039	750,722	175,747
Other borrowings (Note 15)	50,010	50,010	50,010
Current trade and other payables * (Note 17)	51,335	51,335	51,335	—	—
Non-current other payables (Note 17)	—	—	—	—	—
	950,055	1,110,853	184,384	750,722	175,747

Derivative financial liabilities
Interest rate swaps (Note 17)	—	—	—	—	—
Forward exchange contracts (Note 17)	—	—	—	—	—
	—	—	—	—	—

	Contractual cash flows December 31, 2018
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 15)	1,708,168	2,034,794	364,122	1,176,317	494,355
Other borrowings (Note 15)	60,342	60,342	60,342	—	—
Current trade and other payables * (Note 17)	79,471	79,471	79,471	—	—
Non-current other payables (Note 17)	—	—	—	—	—
	1,847,981	2,174,607	503,935	1,176,317	494,355

Derivative financial liabilities
Interest rate swaps (Note 17)	—	2,627	461	1,628	538
Forward exchange contracts (Note 17)	—	—	—	—	—
	—	2,627	461	1,628	538

* Deferred income (see Note 17), which are not financial liabilities, are not included.

Schedule of interest-bearing loans and borrowings

(in thousands of USD)				December 31, 2018			December 31, 2017
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	7.50%	2022	150,000	150,000	148,166	150,000	150,000	147,619
Total other notes				150,000	150,000	148,166	150,000	150,000	147,619

The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				December 31, 2018			December 31, 2017
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Secured vessels loan 192M	USD	libor +2.25%	2021	79,762	79,762	78,746	111,666	111,666	110,156
Secured vessels Revolving loan 148M*	USD	libor +2.25%	2021	147,559	105,000	105,000	147,559	—	—
Secured vessels Revolving loan 750M*	USD	libor +1.95%	2022	395,289	165,000	162,002	485,017	330,000	325,519
Secured vessels Revolving loan 409.5M*	USD	libor +2.25%	2023	316,060	150,000	147,541	362,780	118,000	114,634
Secured vessels loan 76M	USD	libor +1.95%	2020	—	—	—	23,563	23,563	23,563
Secured vessels loan 67.5M	USD	libor +1.5%	2020	—	—	—	25,173	25,173	25,173
Secured vessels loan 27.1M	USD	libor +1.95%	2029	26,459	26,459	24,711	26,911	26,911	24,876
Secured vessels loan 81.4M	USD	libor +1.50%	2029	71,236	71,236	70,507	78,020	78,020	77,171
Secured vessels loan 69.4M	USD	libor + 2.0%	2030	68,263	68,263	68,263	—	—	—
Secured vessels loan 104.2M	USD	libor +2.0%	2030	101,961	101,961	100,490	—	—	—
Secured vessels loan 89.7M	USD	libor +1.5%	2029	85,295	85,295	85,295	—	—	—
Secured vessels loan 221.4M	USD	libor +1.7%	2029	210,459	210,459	210,459	—	—	—
Secured vessels loan 126.8M	USD	libor +2.6%	2029	120,553	120,553	120,553	—	—	—
Secured vessels loan 195.7M	USD	libor +2.75%	2022	188,481	188,481	188,481	—	—	—
Secured vessels Revolving loan 200.0M*	USD	libor +2.0%	2025	200,000	200,000	197,955	—	—	—
Unsecured bank facility 60M	USD	libor +2.25%	2020	60,000	—	—	60,000	—	—
Total interest-bearing bank loans				2,071,375	1,572,467	1,560,002	1,320,688	713,332	701,091
The facility size of the vessel loans can be reduced if the value of the collateralized vessels falls under a certain percentage of the outstanding amount under that loan.
* The total amount available under the revolving loan Facilities depends on the total value of the fleet of tankers securing the facility.

Schedule of reconciliation of liabilities and equity to cash flows arising from financing activities

	Liabilities			Equity
	Loans and borrowings	Other Notes	Other borrowings	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2017	1,085,562	—	—	1,388,273	120	(16,102)	515,665	2,973,518

Changes from financing cash flows
Proceeds from issue of other notes (Note 15)	—	150,000	—	—	—	—	—	150,000
Proceeds from loans and borrowings (Note 15)	326,014	—	—	—	—	—	—	326,014
Proceeds from issue of other borrowings (Note 15)	—	—	50,010	—	—	—	—	50,010
Transaction costs related to loans and borrowings (Note 15)	(3,174)	(2,700)	—	—	—	—	—	(5,874)
Repayment of borrowings (Note 15)	(710,993)	—	—	—	—	—	—	(710,993)
Dividend paid	—	—	—	—	—	—	(44,133)	(44,133)
Total changes from financing cash flows	(388,153)	147,300	50,010	—	—	—	(44,133)	(234,976)

Other changes
Liability-related
Amortization of transaction costs (Note 15)	3,682	319	—	—	—	—	—	4,001
Total liability-related other changes	3,682	319	—	—	—	—	—	4,001
Total equity-related other changes	—	—	—	—	448	—	2,090	2,538

Balance at December 31, 2017	701,091	147,619	50,010	1,388,273	568	(16,102)	473,622	2,745,081

	Liabilities			Equity
	Loans and borrowings	Other Notes	Other borrowings	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Restated balance at January 1, 2018	701,091	147,619	50,010	1,388,273	568	(16,102)	471,877	2,743,336

Changes from financing cash flows
Proceeds from loans and borrowings (Note 15)	973,550	—	—	—	—	—	—	973,550
Proceeds from issue of other borrowings (Note 15)	—	—	10,332	—	—	—	—	10,332
Proceeds from sale of treasury shares (Note 13)	—	—	—	—	—	5,406	(3,112)	2,294
Purchase treasury shares (Note 13)	—	—	—	—	—	(3,955)	—	(3,955)
Transaction costs related to loans and borrowings (Note 15)	(3,849)	—	—	—	—	—	—	(3,849)
Repayment of borrowings (Note 15)	(910,184)	(205,710)	—	—	—	—	—	(1,115,894)
Dividend paid	—	—	—	—	—	—	(22,643)	(22,643)
Total changes from financing cash flows	59,517	(205,710)	10,332	—	—	1,451	(25,755)	(160,165)

Other changes
Liability-related
Acquisitions through business combinations (Note 24)	1,106,736	205,710	—	—	—	—	—	1,312,446
Sale of loans through disposal of subsidiaries (Note 24)	(310,968)	—	—	—	—	—	—	(310,968)
Amortization of transaction costs (Note 15)	3,626	547	—	—	—	—	—	4,173
Total liability-related other changes	799,394	206,257	—	—	—	—	—	1,005,651
Total equity-related other changes	—	—	—	553,424	(2,855)	—	(110,358)	440,211

Balance at December 31, 2018	1,560,002	148,166	60,342	1,941,697	(2,287)	(14,651)	335,764	4,029,033